Note 11 - Non-controlling Interest	12 Months Ended
Oct. 31, 2016
Notes to Financial Statements
Noncontrolling Interest Disclosure [Text Block]
(11)	Non controlling Interest

On
August 1, 2008,
OCC acquired
70%
of the authorized membership interests of Centric Solutions LLC (“Centric Solutions”), a limited liability company focused on sales of turnkey cabling and connectivity solutions for the datacenter market. OCC consolidated Centric Solutions for financial reporting purposes and a non controlling interest was recorded for the other members’ interests in the net assets and operations of Centric Solutions to the extent of the non controlling members’ investment.

Effective
February 1, 2016,
OCC purchased, for a nominal amount, the membership interest in Centric Solutions of one
of the non controlling members, and Centric Solutions purchased, for a nominal amount, and retired the membership units of the remaining non controlling member. As a result, Centric Solutions became a wholly owned subsidiary of OCC. OCC continues to consolidate Centric Solutions for financial reporting purposes, however, beginning
February 1, 2016,
the Company no longer records a non controlling interest in its consolidated financial statements.